Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Deferred Policy Acquisition Costs	Deferred Policy Acquisition Costs
The following table represents a reconciliation of beginning and ending deferred acquisition costs for the twelve months ended December 31, 2022 and 2021:

	Twelve Months Ended December 31, 2022	Twelve Months Ended December 31, 2021
	($ in millions)
Balance at the beginning of the period	$290.8	$306.6
Acquisition costs deferred	460.0	398.3
Amortization of deferred acquisition costs	(431.8)	(414.1)
Balance at the end of the period	$319.0	$290.8